Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	3,501	1,800	1,379
Stock options granted (in shares)	0	2,620	1,052
Options, Vested (shares)	(1,384)	(807)	(609)
Options, Forfeited (shares)	(32)	(112)	(22)
Options Outstanding Non-Vested Stock Options - end of year (shares)	2,085	3,501	1,800
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 2.26	$ 4.25	$ 4.44
Weighted-average grant-date fair value of options granted (in dollars per share)	0	1.53	4.21
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	2.64	4.18	4.65
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	4.71	3.33	3.93
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 1.97	$ 2.26	$ 4.25